Schedule of Geographical Markets (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Total	¥ 675,561	¥ 693,104	¥ 83,597
JAPAN
Disaggregation of Revenue [Line Items]
Total	¥ 675,561	¥ 693,104	¥ 83,597